Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Summary Of Financial Instrument Outstanding [Table Text Block]
	Contract Amount
	20 1 7	20 16

Commitments to Extend Credit	$96,374,000	$71,359,000
Standby Letters of Credit	1,536,000	1,551,000